CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net revenue	$ 250,499	$ 3,934	$ 477,217	$ 3,934
Cost of sales	107,603	2,070	354,399	2,070
Gross profit (loss)	142,896	1,864	122,818	1,864
Operating expenses
Research and development	869,483	286,141	1,040,209	740,401
Selling, general, and administrative	407,421	758,435	979,386	1,097,475
Total operating expenses	1,276,904	1,044,576	2,019,595	1,837,876
Net loss from operations	(1,134,008)	(1,042,712)	(1,896,777)	(1,836,012)
Other (income)/expenses
Gain on cancellation of Debt	0	0	0	(227,376)
Interest expense	568,382	260,669	700,786	287,923
Finance Charge	248,055	47,000	304,872	47,000
Option/Warrant liability expenses	101,346	0	262,397	0
Change in fair value of derivative liability	(31,907)	0	(31,907)	0
Adjustment in fair value of warrants issued	0	(46,860)	1,176,222	(23,430)
Other expense	16,424	43,755	31,843	43,755
Total other expense, net	902,300	304,564	2,444,213	127,872
Loss before exclusion of non controlling interest in variable interest entity	(2,036,308)	(1,347,276)	(4,340,990)	(1,963,884)
Loss from non controlling interest in variable interest entity	(20,074)	0	(20,074)	0
Net Loss attributable to the Company	$ (2,016,234)	$ (1,347,276)	$ (4,320,916)	$ (1,963,884)
Loss per share-basic and diluted (in dollars per share)	$ (0.19)	$ (0.30)	$ (0.47)	$ (0.44)
Weighted average common shares outstanding (2) - basic and diluted (in shares)	10,519,659	4,454,198	9,273,993	4,474,335